Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 1,003	¥ 2,729	¥ 1,723
Gross realized gains	609	1,846	836
Gross realized losses	¥ (734)	¥ (44)	¥ (44)